First Allmerica Financial Life Insurance Company 440 Lincoln Street Worcester, MA 01653 508-855-1000 – phone	allmericafinancial.com * 800.782.8380

ANNUAL REPORT - 12/31/2006

FOR CONTRACT HOLDERS OF: SCUDDER GATEWAY CUSTOM

March 16, 2007

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Subj:	Separate Account KGC
1940 Act Registration Number: 811-7771
1933 Act Registration Numbers: 333-10395
CIK: 0001019144
Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account KGC, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds	896435	February 23, 2007
The Alger American Fund	832566	February 20, 2007
		February 21, 2007
Credit Suisse Trust	941568	March 9, 2007
Dreyfus Investment Portfolios	1056707	February 23, 2007
The Dreyfus Socially Responsible Growth Fund, Inc.	890064	February 16, 2007
DWS Investment VIT Funds	1006373	February 26,2007
		February 26, 2007
DWS Variable Series I	764797	February 26,2007
DWS Variable Series II	810573	March 1, 2007
Janus Aspen Series	906185	February 23, 2007

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ Marilyn Smith

Marilyn Smith
Vice President

First Allmerica Financial Life Insurance Company

440 Lincoln Street * Worcester, MA 01653